Employee benefits and share-based payments (Details 2) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Employee Benefits And Share-based Payments [Abstract]
Present value of unfunded obligations	$ 430	$ 492	$ 1,356
Present value of funded obligations	573	577	3,603
Total present value of defined benefits obligations (post-employment)	1,003	1,069	4,959
Fair value of plan assets	(871)	(921)	(3,430)
Recognized liability for defined benefits obligations	132	148	1,529
Liability for other long-term benefits	477	23	8
Total recognized liabilities	609	171	1,537
Assets designed for payment of employee benefits	(477)
Net position from employee benefits	$ 132	$ 171	$ 1,537